Other (Expense) Income, Net - Summary of Other Income (Expense), Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other Income And Expenses 1 [abstract]
Finance income	$ 39	$ 39
Gain on derivatives, net	3	4
Foreign exchange loss	(24)	(23)
Gains on sale of investments		16
Other	(28)	(17)
Other (expense) income , net	$ (10)	$ 19